Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Schedule of trade and other receivables	Trade and other receivables are initially recognised at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price, and are subsequently measured at amortised cost, less any appropriate allowances for estimated irrecoverable amounts.

	2025	2024
	£m	£m
Trade receivables	3,050	2,501
Accrued income	1,083	885
Provision for impairment of receivables and accrued income	(578)	(559)
Trade receivables and accrued income, net	3,555	2,827
Prepayments	340	385
Contract assets	—	76
Other receivables	197	127
	4,092	3,415

Schedule of reconciliation of changes in allowance account for credit losses	A provision for credit losses is recognised at an amount equal to the expected credit losses that will arise over the lifetime of the trade receivables and accrued income.

	2025	2024
	£m	£m
At 1 April	559	560
Exchange adjustments	(11)	(12)
Charge for the year, net of recoveries	200	179
Uncollectible amounts written off	(168)	(163)
Reclassification to held for sale (note 10)	(2)	(5)
At 31 March	578	559

Schedule of receivables by geographical area

	2025	2024	2023
	£m	£m	£m
Split by geographical area:
UK	42,623	40,065	38,043
US	46,131	44,270	41,761
	88,754	84,335	79,804

Reconciliation to total non-current assets:
Pension assets	2,489	2,407	2,645
Financial and other investments	798	880	859
Derivative financial assets	369	324	276
Non-current assets	92,410	87,946	83,584
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2025			As at 31 March 2024
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	265	2,785	3,050	162	2,339	2,501
Accrued income	513	570	1,083	337	548	885
Provision for impairment of receivables and accrued income	(3)	(575)	(578)	(3)	(556)	(559)
	775	2,780	3,555	496	2,331	2,827

Schedule of average expected loss rates and balances	The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below. Loss rates have increased across the majority of our ageing categories, primarily due to the impact of ongoing cash collection activities.

	2025		2024
	%	£m	%	£m
Accrued income	5	546	3	533
0 – 30 days past due	5	1,033	3	822
30 – 60 days past due	16	313	14	219
60 – 90 days past due	24	154	21	125
3 – 6 months past due	31	172	27	173
6 – 12 months past due	38	186	34	191
Over 12 months past due	53	409	73	374
		2,813		2,437